Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended	90 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024 [3]	Jul. 31, 2024 [2]	Jul. 31, 2024
American High-Income Municipal Bond Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class R-6
Average Annual Return, Percent	[1]	9.14%	2.69%			4.16%
American High-Income Municipal Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-3
Average Annual Return, Percent	[1]	9.14%	2.69%		4.04%
American High-Income Municipal Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-2
Average Annual Return, Percent	[1]	9.03%	2.58%			4.04%
American High-Income Municipal Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class F-1
Average Annual Return, Percent	[1]	8.73%	2.31%			3.78%
American High-Income Municipal Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	6.34%	2.12%	3.44%
American High-Income Municipal Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	6.97%	1.61%			3.22%
American High-Income Municipal Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	4.71%	1.55%			3.43%
Without Sales Load [Member] | American High-Income Municipal Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	9.09%	2.64%	3.80%
Without Sales Load [Member] | American High-Income Municipal Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	7.97%	1.61%			3.22%
Without Sales Load [Member] | American High-Income Municipal Bond Fund® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American High-Income Municipal Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	8.77%	2.34%			3.82%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	3.74%	1.18%	2.24%	2.39%	2.47%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.